LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,266.8	$ 8,001.8	$ 6,166.1
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	9,252.0	$ 7,921.1
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	17.9
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	17.8
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	3,400.1
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,949.0
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	74.8
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,792.4